Financial instruments - Summary of detailed information about financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Financial assets	$ 5,418	$ 7,078
Disclosure of financial liabilities [abstract]
Financial liabilities	9,411	8,726
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	5,380	7,066
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	38	12
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	9,411	8,726
Accounts Payable and Accrued Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	72	346
Accounts Payable and Accrued Liabilities [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	72	346
Lease liabilities [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	304
Lease liabilities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0
Lease liabilities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0
Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	304
Loan payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	9,035	8,380
Loan payable [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0
Loan payable [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	9,035	8,380
Cash And Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	5,380	6,154
Cash And Cash Equivalents [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	5,380	6,154
Cash And Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Cash And Cash Equivalents [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets	26
Receivables [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0
Receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	26
Receivables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0
Deposits [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	12
Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	$ 0	0
Investments [Member]
Disclosure of financial assets [abstract]
Financial assets		912
Investments [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets		912
Investments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets		0
Investments [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets		$ 0